Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share Based Compensation [Abstract]
Schedule of Fair Value of Options	The following are the data and assumptions used:
2025

Dividend yield	0
Expected volatility (%) (*)	249.16%
Risk-free interest rate (%) (**)	4.04%
Expected term of options (years) (***)	4.00
Exercise price (US dollars)	5.25
Share price (US dollars)	5.5
Fair value (US dollars)	446

(*)	The expected volatility was based on the historical volatility of the share price of the Company.
(**)	The risk-free interest rate represented the risk-free rate of $ zero – coupon US Government Loans.
(***)	Due to the fact that the Company does not have sufficient historical exercise data, the expected term was determined based on the “simplified method”.

Schedule of Stock Option Activity

The following table presents the Company’s stock option activity:

	Number of Options	Weighted Average Exercise Price

Outstanding at December 31,2023	97,076	20.33
Granted	-	-
Exercised	-	-
Forfeited or expired	-	-
Outstanding at December 31,2024	97,076	20.33
Granted	82,800	5.25
Exercised	-	-
Forfeited or expired	-	-
Outstanding on December 31, 2025	179,876	13.39
Number of options exercisable on December 31, 2025	97,076	20.33

Schedule of Stock Options Outstanding

The stock options outstanding as of December 31, 2025, have been separated into exercise prices, as follows:

Exercise price	Stock options outstanding	Weighted average remaining contractual life – years	Stock options exercisable
	As of December 31, 2025
0.0025	18,000	0.23	18,000
5.25	82,800	5.21	-
9.50	50,275	1.53	50,275
25.00	3,975	1.50	3,975
56.25	24,826	1.50	24,826
	179,876	3.09	97,076
Exercise price	Stock options outstanding	Weighted average remaining contractual life – years	Stock options vested
	As of December 31, 2024
0.0025	18,000	1.23	18,000
9.50	50,275	2.53	50,275
25.00	3,975	2.50	3,975
56.25	24,826	2.50	24,826
	97,076	2.28	97,076